Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Chargebacks
Balance at beginning of year	€ 318,559	€ 264,513	€ 159,846
Current estimate related to sales made in current and previous periods	1,891,578	1,525,210	1,402,218
(Actual returns or credits in current period related to sales made in current period)	(1,737,477)	(1,324,855)	(1,196,670)
(Actual returns or credits in current period related to sales made in prior periods)	(105,282)	(135,606)	(109,726)
Translation differences	18,281	(10,703)	8,845
Balance at end of year	385,659	318,559	264,513
Movement in Cash discounts
Balance at beginning of year	7,009	6,184	5,701
Current estimate related to sales made in current and previous periods	93,024	81,773	76,547
(Actual returns or credits in current period related to sales made in current period)	(85,100)	(74,829)	(69,960)
(Actual returns or credits in current period related to sales made in prior periods)	(7,473)	(6,443)	(6,442)
Translation differences	(640)	324	338
Balance at end of year	6,820	7,009	6,184
Movement in Volume rebates
Balance at beginning of year	23,528	23,565	21,246
Current estimate related to sales made in current and previous periods	76,312	59,000	66,280
(Actual returns or credits in current period related to sales made in current period)	(37,569)	(37,078)	(43,494)
(Actual returns or credits in current period related to sales made in prior periods)	(23,237)	(21,182)	(21,501)
Translation differences	1,946	(777)	1,034
Balance at end of year	40,980	23,528	23,565
Movement in Medicare / Medicaid
Balance at beginning of year	26,365	27,036	25,614
Current estimate related to sales made in current and previous periods	72,398	68,353	64,438
(Actual returns or credits in current period related to sales made in current period)	(56,470)	(49,402)	(43,332)
(Actual returns or credits in current period related to sales made in prior periods)	(18,404)	(18,676)	(21,271)
Translation differences	1,567	(946)	1,587
Balance at end of year	25,456	26,365	27,036
Movement in Other discounts
Balance at beginning of year	34,792	25,983	10,585
Current estimate related to sales made in current and previous periods	143,975	63,074	47,013
(Actual returns or credits in current period related to sales made in current period)	(86,765)	(30,647)	(28,818)
(Actual returns or credits in current period related to sales made in prior periods)	10,322	(23,374)	(2,935)
Translation differences	(594)	(244)	138
Balance at end of year	101,730	34,792	25,983
Total movement in discounts and other reductions
Balance at beginning of year	410,253	347,281	222,992
Current estimate related to sales made in current and previous periods	2,277,287	1,797,410	1,656,496
(Actual returns or credits in current period related to sales made in current period)	(2,003,381)	(1,516,811)	(1,382,274)
(Actual returns or credits in current period related to sales made in prior periods)	(144,074)	(205,281)	(161,875)
Translation differences	20,560	(12,346)	11,942
Balance at end of year	€ 560,645	€ 410,253	€ 347,281